UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09581
                                                     ---------------------------
                              UBS Aspen Fund L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            --------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------

                     Date of reporting period: June 30, 2003
                                               ---------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital........................  1

Statement of Operations......................................................  2

Statements of Changes in Members' Capital....................................  3

Notes to Financial Statements................................................  4

Schedule of Portfolio Investments............................................ 11

                                                                         UBS ASPEN FUND, L.L.C.
                                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                    (UNAUDITED)
------------------------------------------------------------------------------------------------
                                                                                  JUNE 30, 2003
------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $42,352,946)                              $36,958,710
Cash and cash equivalents                                                               101,762
Receivables:
  Due from broker                                                                     1,931,434
  Investments sold, not settled                                                       2,041,428
  Dividends                                                                               7,854
  Interest                                                                                   73
Other assets                                                                                962
------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         41,042,223
------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $1,965,146)           1,952,600
Payables:
  Margin loan                                                                         1,593,000
  Investments purchased, not settled                                                  1,349,733
  Withdrawals payable                                                                    98,692
  Professional fees                                                                      56,471
  Management fee                                                                         35,490
  Other                                                                                  39,138
------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     5,125,124
------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $35,917,099
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $41,298,789
Accumulated net unrealized depreciation on investments                               (5,381,690)
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                    $35,917,099
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                         UBS ASPEN FUND, L.L.C.
                                                                        STATEMENT OF OPERATIONS
                                                                                    (UNAUDITED)
------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED JUNE 30, 2003
------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends                                                                            $ 38,841
  Interest                                                                                6,355
------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                  45,196
------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                        192,667
  Professional fees                                                                      59,656
  Custody fee                                                                            43,898
  Dividends                                                                              13,865
  Interest                                                                                5,670
  Miscellaneous                                                                          17,091
------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                          332,847
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                    (287,651)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS

Net realized loss from investments                                                   (5,193,332)
Change in net unrealized appreciation/depreciation from investments                  13,190,173
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                     7,996,841
------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                                         $ 7,709,190
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                             UBS ASPEN FUND, L.L.C.
                                                                                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                        SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                            MANAGING
                                                                             MEMBER                MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                                         $ 582,819           $ 72,746,189           $ 73,329,008

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                          (1,038)              (708,029)              (709,067)
  Net realized loss from investments                                         (490,619)           (56,556,057)           (57,046,676)
  Change in net unrealized
         appreciation/depreciation from investments                           294,308             32,570,508             32,864,816
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                (197,349)           (24,693,578)           (24,890,927)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             --                111,550                111,550
  Members' withdrawals                                                             --            (18,369,445)           (18,369,445)
  Offering costs                                                                   (9)                (1,062)                (1,071)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                                    (9)           (18,258,957)           (18,258,966)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                       $ 385,461           $ 29,793,654           $ 30,179,115
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                          (1,236)              (286,415)              (287,651)
  Net realized loss from investments                                          (67,609)            (5,125,723)            (5,193,332)
  Change in net unrealized
      appreciation/depreciation from investments                              175,240             13,014,933             13,190,173
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                 106,395              7,602,795              7,709,190
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             --                 25,000                 25,000
  Members' withdrawals                                                             --             (1,996,206)            (1,996,206)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                                    --             (1,971,206)            (1,971,206)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                                           $ 491,856           $ 35,425,243           $ 35,917,099
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Aspen Fund, L.L.C. (formerly, PW Aspen Fund, L.L.C.), (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. The Fund commenced operations on November 21, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.), ("UBSFA") and Mark Advisors, L.L.C. ("MALLC"). UBSFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are accreted/amortized to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to MALLC.

         UBS Financial Services Inc. (formerly, UBS PaineWebber Inc.) ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2003, UBS FSI and its affiliates earned $480 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the six months ended June 30, 2003 or December 31, 2002. For Members which were not in the Fund for twelve months as of June 30, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2003, amounted to $64,047,872 and $67,134,985, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $44,818,778 and $45,020,839, respectively, and purchases and sales of options amounting to $4,193,147 and $3,972,331, respectively. Net realized loss resulting from short positions was $411,275 for the six months ended June 30, 2003.

         At June 30, 2003, the tax basis of investments was $54,626,066, resulting in accumulated net unrealized depreciation on investments of $15,702,210, which consists of $15,062,434 gross unrealized appreciation and $30,764,644 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributed to wash sales.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2003, the Fund's average interest rate paid on borrowings was 2.00% per annum and the average borrowings outstanding were $554,754. The Fund had borrowings outstanding at June 30, 2003 of $1,593,000.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the six months ended June 30, 2003, the Fund did not trade any forward or futures contracts.

     7.  CONTINGENCIES

         In the ordinary course of business, the Fund, the Directors, UBS Financial Services, the Manager and its members (collectively the "Group") are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters.

         On February 5, 2003, the United States District Court for the Southern District of Florida dismissed an action against members of the Group purporting to be brought on behalf of purchasers of Interests of the Fund alleging breach of contract and breach of fiduciary duty. The court dismissed the action without prejudice, allowing plaintiffs the opportunity to file a second amended complaint. Plaintiffs filed a Second Amended Complaint. Members of the Group filed a motion to dismiss. The Court denied this motion, without prejudice. The Group intends to defend the action vigorously. Management does not expect the outcome of this action to have a material impact on the Fund's financial position or results of operations.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                      PERIOD FROM
                                                                                                                      NOVEMBER 22,
                                                                                                                          1999
                                                                                                                     (COMMENCEMENT
                                            SIX MONTHS                                                               OF OPERATIONS)
                                               ENDED                                                                    THROUGH
                                           JUNE 30, 2003                   YEARS ENDED DECEMBER 31,                    DECEMBER 31,
                                            (UNAUDITED)            2002              2001              2000                1999
                                           -------------           ----              ----              ----                ----
Ratio of net investment loss to
average net assets***                        (1.79)%*            (1.44)%           (1.07)%            (1.18)%            (6.22)%*
Ratio of total expenses to average
net assets***                                 2.07%*              2.00%             1.59%              1.77%              7.75%*
Portfolio turnover rate                       45.95%             105.15%            63.30%            92.75%               5.13%
Total return**                                26.31%             (34.73)%          (25.97)%           (44.03)%             23.90%
Average debt ratio***                          1.71%              1.47%             0.11%              0.32%               2.42%
Net asset value at end of period            $35,917,099        $30,179,115       $73,329,008       $127,993,864         $48,588,864

*    Annualized.
**   Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund  interest on the last day of the period noted,  after Incentive  Allocation to the Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
***  The average net assets used in the above ratios are  calculated  by adding any  withdrawals  payable  effective at the end of a period to the net assets for such period.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
         UNITED STATES OF AMERICA
         INVESTMENTS IN SECURITIES (102.90%)
         COMMON STOCK (101.07%)
         APPLICATIONS SOFTWARE (2.50%)
 22,206  Microsoft Corp.                                            $   569,362
 34,851  Siebel Systems, Inc. *                                         330,492
                                                                    -----------
                                                                        899,854
                                                                    -----------
         B2B/E-COMMERCE (0.10%)
  5,052  FreeMarkets, Inc. *                                             35,111
                                                                    -----------
         BROADCAST SERVICES/PROGRAMMING (13.97%)
 57,664  Fox Entertainment Group, Inc., Class A *                     1,659,570
280,524  Liberty Media Corp. - Class A *, (a)                         3,242,857
 22,531  UnitedGlobalCom, Inc., Class A *                               114,908
                                                                    -----------
                                                                      5,017,335
                                                                    -----------
         CABLE TELEVISION (11.32%)
 19,691  Cablevision Systems Corp., NY Group, Class A *                 408,785
 46,810  Comcast Corp., Class A *                                     1,357,022
 41,083  Comcast Corp., Special Class A *                             1,239,885
 33,246  Cox Communications, Inc., Class A *                          1,060,547
                                                                    -----------
                                                                      4,066,239
                                                                    -----------
         CASINO HOTELS (0.84%)
  7,577  MGM MIRAGE *                                                   258,982
  2,350  Wynn Resorts, Ltd. *                                            41,689
                                                                    -----------
                                                                        300,671
                                                                    -----------
         CASINO SERVICES (1.95%)
  6,854  International Game Technology                                  701,370
                                                                    -----------
         COMMERCIAL SERVICES - FINANCE (0.86%)
 20,995  Concord EFS, Inc. *                                            309,046
                                                                    -----------
         COMPUTERS (3.40%)
 38,326  Dell Computer Corporation *, (a)                             1,220,300
                                                                    -----------
         DATA PROCESSING/MANAGEMENT (2.27%)
 12,269  Automatic Data Processing, Inc.                                415,428
 13,920  VERITAS Software Corp. *                                       401,175
                                                                    -----------
                                                                        816,603
                                                                    -----------
         DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (3.39%)
 66,421  Cendant Corp. *                                              1,216,833
                                                                    -----------
         E-COMMERCE/PRODUCTS (1.91%)
 18,881  Amazon.com, Inc. *                                             685,758
                                                                    -----------
         E-COMMERCE/SERVICES (10.72%)
  6,208  eBay, Inc. *                                                   645,632
 13,300  Expedia, Inc. *                                              1,012,662
 31,115  HomeStore, Inc. *                                               53,518


     The preceding notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
         COMMON STOCK (CONTINUED)
         E-COMMERCE/SERVICES (CONTINUED)
 54,353  Interactivecorp *                                          $ 2,137,703
                                                                    -----------
                                                                      3,849,515
                                                                    -----------
         ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.52%)
  1,572  Applied Micro Circuits Corp. *                                   9,495
 26,538  Intel Corp.                                                    552,256
 13,582  Xilinx, Inc. *                                                 343,624
                                                                    -----------
                                                                        905,375
                                                                    -----------
         ENTERPRISE SOFTWARE/SERVICES (2.19%)
 41,431  BEA Systems, Inc. *                                            451,184
 27,913  Oracle Corp. *                                                 335,235
                                                                    -----------
                                                                        786,419
                                                                    -----------
         ENTERTAINMENT SOFTWARE (1.14%)
  5,565  Electronic Arts, Inc. *                                        411,254
                                                                    -----------
         FINANCE - CREDIT CARD (0.75%)
  6,443  American Express Co.                                           269,382
                                                                    -----------
         FINANCE - INVESTMENT BANKER/BROKER (4.46%)
  4,107  Merrill Lynch & Co., Inc.                                      191,715
 24,279  The Charles Schwab Corp.                                       244,975
 13,906  The Goldman Sachs Group, Inc.                                1,164,627
                                                                    -----------
                                                                      1,601,317
                                                                    -----------
         HOTELS & MOTELS (0.46%)
  5,846  Starwood Hotels & Resorts Worldwide, Inc.                      167,137
                                                                    -----------
         INTERNET CONTENT-INFO/NETWORK (0.05%)
  3,211  CNET Networks, Inc. *                                           19,105
                                                                    -----------
         INTERNET SECURITY (1.50%)
 12,619  Check Point Software Technologies Ltd. *                       246,071
 21,136  VeriSign, Inc. *                                               291,465
                                                                    -----------
                                                                        537,536
                                                                    -----------
         INVESTMENT MANAGEMENT/ADVISORY SERVICES (0.17%)
  1,568  Neuberger Berman Inc.                                           62,579
                                                                    -----------
         MEDICAL - BIOMEDICAL/GENETICS (4.35%)
  8,185  Amgen, Inc. *                                                  539,719
 14,163  Genentech, Inc. *                                            1,021,435
                                                                    -----------
                                                                      1,561,154
                                                                    -----------
         MEDICAL - DRUGS (0.38%)
  3,711  MedImmune, Inc. *                                              134,969
                                                                    -----------
         MEDICAL PRODUCTS (0.69%)
  4,791  Johnson & Johnson                                              247,695
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
         COMMON STOCK (CONTINUED)
         MULTIMEDIA (8.62%)
 73,236  AOL Time Warner, Inc. *                                    $ 1,178,367
 56,976  Gemstar-TV Guide International, Inc. *                         285,450
 17,268  The News Corp., Ltd. - ADR                                     522,703
 31,631  The Walt Disney Co.                                            624,712
 11,097  Viacom, Inc., Class B *                                        484,495
                                                                    -----------
                                                                      3,095,727
                                                                    -----------
         NETWORKING PRODUCTS (2.48%)
 47,451  Cisco Systems, Inc. *                                          796,702
  7,453  Juniper Networks, Inc. *                                        92,939
                                                                    -----------
                                                                        889,641
                                                                    -----------
         REITS - OFFICE PROPERTY (0.99%)
  8,093  Boston Properties, Inc.                                        354,473
                                                                    -----------
         REITS - REGIONAL MALLS (0.21%)
  3,978  Taubman Center Inc.                                             76,219
                                                                    -----------
         RETAIL - AUTOMOBILE (1.16%)
  6,556  Carmax, Inc. *                                                 197,663
 10,086  United Auto Group, Inc. *                                      219,673
                                                                    -----------
                                                                        417,336
                                                                    -----------
         RETAIL - DISCOUNT (1.28%)
  1,829  Costco Wholesale Corp. *                                        66,942
  7,296  Wal-Mart Stores, Inc.                                          391,576
                                                                    -----------
                                                                        458,518
                                                                    -----------
         RETAIL - REGIONAL DEPARTMENT STORES (1.44%)
 10,045  Kohl's Corp. *                                                 516,112
                                                                    -----------
         RETAIL - RESTAURANTS (1.15%)
 18,710  McDonald's Corp.                                               412,743
                                                                    -----------
         TELECOMMUNICATIONS SERVICES (0.51%)
 29,948  Time Warner Telecom, Inc., Class A *                           183,881
                                                                    -----------
         TELEPHONE - INTEGRATED (0.46%)
 29,058  Sprint Corp.                                                   167,084
                                                                    -----------
         WEB PORTALS/ISP (4.43%)
 48,694  Yahoo!, Inc. *                                               1,592,294
                                                                    -----------
         WIRELESS EQUIPMENT (6.45%)
 64,413  QUALCOMM, Inc. (a)                                           2,315,003
                                                                    -----------
         TOTAL COMMON STOCK (Cost $41,402,591)                       36,301,588
                                                                    -----------
         PREFERRED STOCKS (1.30%)
         MULTIMEDIA (1.30%)
 18,638  The News Corp., Ltd. - ADR                                     466,882
                                                                    -----------
         TOTAL PREFERRED STOCKS (Cost $696,059)                         466,882
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

NUMBER OF
CONTRACTS                                                          MARKET VALUE
--------------------------------------------------------------------------------
         CALL OPTIONS (0.45%)
         BROADCAST SERVICES/PROGRAMMING (0.04%)
     16  Fox Entertainment Group, Inc., 07/19/03, $20 *             $    13,440
                                                                    -----------
         CABLE TELEVISION (0.08%)
     40  Cablevision Systems, 07/19/03, $15 *                            22,400
     20  Cablevision Systems, 07/19/03, $17.5 *                           6,600
                                                                    -----------
                                                                         29,000
                                                                    -----------
         DATA PROCESSING/MANAGEMENT (0.04%)
     20  Veritas Software Corp., 07/19/03, $22.5 *                       12,200
                                                                    -----------
         ENTERPRISE SOFTWARE/SERVICES (0.07%)
    100  Peoplesoft Inc., 07/19/03, $15 *                                26,000
                                                                    -----------
         MEDICAL - BIOMEDICAL/GENETICS (0.07%)
     20  Genentech Inc., 07/19/03, $60 *                                 24,000
                                                                    -----------
         MEDICAL - DRUGS (0.04%)
     20  Medimmune Inc., 07/19/03, $30 *                                 13,200
                                                                    -----------
         MEDICAL PRODUCTS (0.04%)
     60  Johnson & Johnson, 07/19/03, $50 *                              15,000
                                                                    -----------
         MULTIMEDIA (0.03%)
     30  Viacom Inc., 07/19/03, $40 *                                    11,400
                                                                    -----------
         PAPER & RELATED PRODUCTS (0.04%)
     40  Georgia-Pacific Corp., 07/19/03, $15 *                          15,600
                                                                    -----------
         TOTAL CALL OPTIONS (Cost $225,118)                             159,840
                                                                    -----------
         PUT OPTIONS (0.08%)
         APPLICATIONS SOFTWARE (0.01%)
     20  J.D. Edwards & Co., 07/19/03, $17.5 *                            6,200
                                                                    -----------
         MEDICAL - HOSPITALS (0.04%)
     40  Tenet Healthcare Corp., 07/19/03, $15 *                         14,000
                                                                    -----------
         PHOTO EQUIPMENT & SUPPLIES (0.03%)
     40  Eastman Kodak Co., 07/19/03, $30 *                              10,200
                                                                    -----------
         TOTAL PUT OPTIONS (Cost $29,178)                                30,400
                                                                    -----------
         INVESTMENTS IN SECURITIES (Cost $42,352,946)                36,958,710
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
         SECURITIES SOLD, NOT YET PURCHASED ((5.44)%)
         COMMON STOCK SOLD, NOT YET PURCHASED ((5.44)%)
         STOCK INDEX ((5.44)%)
20,000   Standard & Poor's Depositary Receipts *                    $(1,952,600)
                                                                    ------------
         TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds
           $(1,965,146))                                             (1,952,600)
                                                                    ------------
         SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(1,965,146))  (1,952,600)
                                                                    ------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
         NOT YET PURCHASED -- 97.46%                                $35,006,110
                                                                    ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 2.54%           910,989
                                                                    ------------
         TOTAL NET ASSETS-- 100.00%                                 $35,917,099
                                                                    ============
*   Non-income producing security
(a) Partially or wholly held ($5,529,516 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan. The market values on securities pledged for securities sold, not yet purchased, options and margin loan are $2,153,276, $190,240 and $3,186,000, respectively.


     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Aspen Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
       -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
       -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
       -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.